Basis of Presentation and General Information, Text Details (Details) $ in Thousands	1 Months Ended
	Jun. 30, 2018 USD ($) shares	Jun. 30, 2020 subsidiary vessel stockOffering
Subsidiary, Sale of Stock [Line Items]
Number of additional public common stock offerings		5
Number of additional public preferred stock offerings		3
Number of subsidiaries | subsidiary		50
Number of drybulk vessels | vessel		42
Cumulative redeemable perpetual preferred equity | $	$ 16,875
Series A Preferred Stock | Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares	100